Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property And Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Electronic equipment	2,923	2,807	401
Office furniture and others	579	673	96
Leasehold improvements	4,413	5,067	725
Property and equipment	7,915	8,547	1,222
Accumulated depreciation	(6,855)	(7,765)	(1,110)
Property and equipment, net	1,060	782	112

Schedule of Depreciation Expenses on Property and Equipment

Depreciation expenses on property and equipment were allocated to the following expense items:

	For the year ended December 31,
	2024	2025
	RMB	RMB	USD

Selling and marketing expenses	195	143	20
Research and development expenses	186	31	4
General and administrative expenses	1,073	920	132
Total depreciation expenses	1,454	1,094	156